Loans Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Beginning Balance	$ 8,005	$ 9,121
Charge-offs	(2,101)	(4,935)
Recoveries	167	309
Provisions	2,350	3,510
Ending Balance	8,421	8,005
Ending balance: individually evaluated for impairment	2,001	1,609
Ending balance: collectively evaluated for impairment	6,420	6,396
FINANCING RECEIVABLES
Ending balance	436,981	401,401
Ending balance: individually evaluated for impairment	19,880	21,673
Ending balance: collectively evaluated for impairment	417,101	379,728
Residential Real Estate Including Home Equity [Member]
Allowance for loan losses:
Beginning Balance	1,161	994
Charge-offs	(336)	(469)
Recoveries	4	112
Provisions	195	524
Ending Balance	1,024	1,161
Ending balance: individually evaluated for impairment	9	10
Ending balance: collectively evaluated for impairment	1,015	1,151
FINANCING RECEIVABLES
Ending balance	154,627	154,135
Ending balance: individually evaluated for impairment	692	1,282
Ending balance: collectively evaluated for impairment	153,935	152,853
Consumer Loan [Member]
Allowance for loan losses:
Beginning Balance	15	30
Charge-offs	(17)	(57)
Recoveries	5	11
Provisions	16	31
Ending Balance	19	15
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	19	15
FINANCING RECEIVABLES
Ending balance	347	472
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	347	472
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning Balance	3,329	2,773
Charge-offs	(256)	(880)
Recoveries	13	183
Provisions	1,464	1,253
Ending Balance	4,550	3,329
Ending balance: individually evaluated for impairment	1,783	1,043
Ending balance: collectively evaluated for impairment	2,767	2,286
FINANCING RECEIVABLES
Ending balance	175,769	154,618
Ending balance: individually evaluated for impairment	10,778	11,007
Ending balance: collectively evaluated for impairment	164,991	143,611
Commercial Participations Purchased [Member]
Allowance for loan losses:
Beginning Balance	2,399	4,704
Charge-offs	(873)	(3,366)
Recoveries	108	0
Provisions	(26)	1,061
Ending Balance	1,608	2,399
Ending balance: individually evaluated for impairment	0	252
Ending balance: collectively evaluated for impairment	1,608	2,147
FINANCING RECEIVABLES
Ending balance	28,040	20,240
Ending balance: individually evaluated for impairment	6,378	7,170
Ending balance: collectively evaluated for impairment	21,662	13,070
Commercial Loan [Member]
Allowance for loan losses:
Beginning Balance	1,101	620
Charge-offs	(619)	(163)
Recoveries	37	3
Provisions	701	641
Ending Balance	1,220	1,101
Ending balance: individually evaluated for impairment	209	304
Ending balance: collectively evaluated for impairment	1,011	797
FINANCING RECEIVABLES
Ending balance	69,329	63,293
Ending balance: individually evaluated for impairment	2,032	2,214
Ending balance: collectively evaluated for impairment	67,297	61,079
Government [Member]
Allowance for loan losses:
Beginning Balance	0	0
Charge-offs	0	0
Recoveries	0	0
Provisions	0	0
Ending Balance	0	0
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	0	0
FINANCING RECEIVABLES
Ending balance	8,869	8,643
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	$ 8,869	$ 8,643